Income tax - Measurement of results for tax purposes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current tax expenses
Current period	$ 16,224	$ 13,028	$ 12,744
Taxes in respect of previous years	760	(1,313)	631
Total current tax expenses	16,984	11,715	13,375
Deferred tax expenses
Origination and reversal of temporary differences	(385)	51	757
Total income taxes in income statements	$ 16,599	$ 11,766	$ 14,132	[1]

[1]	(*)See also Note 2(f) with respect to the implementation of IFRS 16, commencing January 1, 2019.